Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term borrowings
Bank loan (i)	¥ 486,775		¥ 188,000
Convertible notes (ii)	465,182		697,620
Current portion of long-term borrowings (iii)	445,038	$ 65,547	322,436
Long-term borrowings:
Bank loan(iii)	574,257		950,154
Convertible notes(ii)	5,757,294		5,784,984
Loan from joint investor(iv)	433,352		419,660
Total	¥ 8,161,898		¥ 8,362,854